UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 1001 Brickell Bay Drive, Suite 3112
         Miami, FL 33131


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			08-14-07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $5,509,912
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUGUSTA RES CORP COM NEW       COM              050912203     3329 1147800.0000SH    SOLE             1147800.0000
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1155290 10553.0000SH      SOLE                8924.0000         1629.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   184911 51293.0000SH      SOLE               18757.0000        32536.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103     9300 191353.0000SH     SOLE              148053.0000        43300.0000
CANADIAN NAT RES LTD           COM              136385101  1238872 18671769.9060SH   SOLE            15694700.0000        2977069.90
CITIGROUP                      COM              172967101      436 8497.0000SH       SOLE                2497.0000         6000.0000
COCA COLA CO                   COM              191216100      789 15081.4690SH      SOLE                  77.0000        15004.4690
DAILY JOURNAL CORP COM         COM              233912104     2678 67496.0000SH      SOLE               48646.0000        18850.0000
DUKE ENERGY CORP COM           COM              26441C105      794 43400.0000SH      SOLE                                 43400.0000
EASTMAN CHEM CO COM            COM              277432100   255768 3975868.9130SH    SOLE             3553500.0000        422368.913
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   551511 12716422.0000SH   SOLE            10086624.0000        2629798.00
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857    63150 762496.0000SH     SOLE              762496.0000
GYRODYNE CO AMER INC COM       COM              403820103      622 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    19997 317410.0000SH     SOLE              241295.0000        76115.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1660 18084.0000SH      SOLE                 133.0000        17951.0000
IDT CORP                       COM              448947101    21669 2160400.0000SH    SOLE             2089600.0000        70800.0000
IDT CORP CL B                  COM              448947309    67567 6547200.0000SH    SOLE             6547200.0000
LEUCADIA NATL CORP COM         COM              527288104   313233 8886042.0000SH    SOLE             6356480.0000        2529562.00
MARKEL CORP                    COM              570535104      364 751.0000 SH       SOLE                   1.0000          750.0000
MARSH & MCLENNAN COS INC COM   COM              571748102     7328 237302.0140SH     SOLE              230400.0000         6902.0140
MERCURY GENL CORP NEW          COM              589400100     3987 72350.0000SH      SOLE                 150.0000        72200.0000
MOHAWK INDS INC COM            COM              608190104   336776 3341368.0000SH    SOLE             2683100.0000        658268.000
MUELLER WTR PRODS INC COM SER  COM              624758108    15729 922000.0000SH     SOLE              922000.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   142857 9523800.0000SH    SOLE             8661700.0000        862100.000
PENN WEST ENERGY TR UNIT       COM              707885109   388274 11635429.7320SH   SOLE             9222900.0000        2412529.73
SAFETY INS GROUP INC COM       COM              78648T100     1180 28500.0000SH      SOLE                8700.0000        19800.0000
SEARS HLDGS CORPCOM            COM              812350106   167396 987589.0000SH     SOLE              757671.0000        229918.000
SPECTRA ENERGY CORP COM        COM              847560109    65417 2519900.0000SH    SOLE             2498200.0000        21700.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    82029 2760997.0000SH    SOLE             2760997.0000
USG CORP NEW COM               COM              903293405   179993 3670336.0000SH    SOLE             3200400.0000        469936.000
WESCO FINL CORP COM            COM              950817106      571 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    18073 29822.0000SH      SOLE               29822.0000
WINTHROP REALTY TRUST INC      COM              976391102    14437 2089353.9510SH    SOLE             2089353.9510
XTO ENERGY INC COM             COM              98385X106   193925 3226700.0000SH    SOLE             3125800.0000        100900.000